Borrowings (Q3) (Details) - USD ($) $ in Thousands		9 Months Ended		12 Months Ended
	Oct. 16, 2014	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Mar. 17, 2004
Borrowings [Abstract]
Advances from Federal Home Loan Banks		$ 115,500		$ 84,000	$ 70,000
Weighted average interest rate		1.85%		2.32%	2.51%
Weighted average contractual maturity		28 months		18 months	24 months
Junior subordinated debentures		$ 3,570		$ 4,335	$ 5,100
Payment of principal amount		$ 765	$ 510	$ 765	$ 0
Floating Rate Junior Subordinated Debentures [Member]
Borrowings [Abstract]
Junior subordinated debentures	$ 5,100
Effective interest rate percentage on debentures		2.79%		4.44%
Payment of principal amount	$ 900
Debt instrument, maturity date		Mar. 17, 2024		Mar. 17, 2024
Scheduled principal payment		$ 1,500		$ 765
Floating Rate Junior Subordinated Debentures [Member] | 3-Month LIBOR [Member]
Borrowings [Abstract]
Basis spread		2.54%		2.54%
Private Placement [Member] | Floating Rate Junior Subordinated Debentures [Member]
Borrowings [Abstract]
Junior subordinated debentures						$ 6,000
First Mortgage Loans [Member]
Borrowings [Abstract]
FHLB advances, collateral real estate loans		$ 204,600		$ 156,100